Note 30 - Loans and Borrowings - Terms and Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 23, 2017
Statement Line Items [Line Items]
Nominal interest rate				7.25%
Carrying amount	$ 0	$ 408	$ 2,471
Unsecured bank loan - Stanbic [member]
Statement Line Items [Line Items]
Nominal interest rate	50.00%
Face value	$ 0	87
Carrying amount	$ 0	87
Unsecured bank loan - First Capital [member]
Statement Line Items [Line Items]
Nominal interest rate	55.00%
Face value	$ 0	321
Carrying amount	$ 0	321
Unsecured bank loan [Member]
Statement Line Items [Line Items]
Nominal interest rate
Face value	$ 0	408
Carrying amount	$ 0	$ 408